Guarantee liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning Balance	¥ 0
Fair value of guarantee liabilities upon the inception of new guarantees	119,672
Guarantee settled	(9,596)
Gains from guarantee liabilities	(2,462)	¥ 0	¥ 0
Ending Balance	¥ 107,614	¥ 0